NOTE 8. STOCK BASED COMPENSATION (Details Narrative) (Quarterly Report, USD $)	9 Months Ended			9 Months Ended				2 Months Ended	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Apr. 02, 2012	Sep. 30, 2013 Loans [Member]	Sep. 30, 2012 Loans [Member]	Sep. 30, 2013 Accounts Payable [Member]	Sep. 30, 2012 Accounts Payable [Member]	Nov. 18, 2013 Patents [Member]	Sep. 30, 2013 Patents [Member]	Sep. 30, 2012 Common Stock [Member]	Sep. 30, 2012 Preferred Stock [Member]	Sep. 30, 2012 Accrued Interest [Member]	Sep. 30, 2013 Common Stock [Member]
Stock Issued, Services, Shares										14,250,000	500,000		7,833,333
Stock Issued, Services, Value		$ 403,125											$ 140,000
Stock Issued, Debt, Shares				5,000,000	3,000,000	4,500,000	3,000,000	6,600,000	1,500,000			1,000,000
Stock Issued, Debt, Value	267,000			128,500	15,000	90,900	28,500		30,000			75,000
Stock Issued, Deferred Compensation, Shares										1,839,000	1,000,000
Stock Issued, Deferred Compensation, Value		$ 151,839
Common Stock Reserved for Future Issuance			50,000,000
Options Granted	10,000,000
Options Granted, Weighted Average Grant Date Fair Value	$ 0.03